N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY-8 SERIES ACCOUNT
Entity Central Index Key	0001639105
Entity Investment Company Type	N-4
Document Period End Date	Apr. 22, 2026
Amendment Flag	false
C000158014 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?	The Contract does not impose any charge for early withdrawal.
Are There Transaction Charges?	The Contract does not impose any transaction charges.			Excess Withdrawals During the Accumulation Phase; Excess Withdrawals During the Withdrawal Phase
Are There Ongoing Fees and Expenses (annual charges)?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page, if any, for information about the specific fees you will pay each year. The fees and expenses don’t reflect advisory fees that are paid to investment advisers from your Contract Value. If such charges were reflected, such fees and expenses would be higher.
Fee Tables; Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.20%	2.50%
	Investment options (Fund fees and expenses)[2]	0.60%	0.60%
1 As a percentage of average Contract Value.
2 As a percentage of Covered Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,625	Highest Annual Cost: $2,712
	Assumes: •Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees	Assumes: •Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees
Are there Other Charges?	Any custodian and investment advisory fees. These fees would be Contract specific.			Guaranteed Lifetime Withdrawal Benefit; The Settlement Phase; Managed Account Service and Other Financial Adviser Fees; Custodian or Trustee Service Charges and Fees

Charges for Early Withdrawals [Text Block]	Are There Charges for Early Withdrawals? The Contract does not impose any charge for early withdrawal.
Transaction Charges [Text Block]	Are There Transaction Charges? The Contract does not impose any transaction charges. Excess Withdrawals During the Accumulation Phase; Excess Withdrawals During the Withdrawal Phase
Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?	The Contract does not impose any charge for early withdrawal.
Are There Transaction Charges?	The Contract does not impose any transaction charges.			Excess Withdrawals During the Accumulation Phase; Excess Withdrawals During the Withdrawal Phase
Are There Ongoing Fees and Expenses (annual charges)?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page, if any, for information about the specific fees you will pay each year. The fees and expenses don’t reflect advisory fees that are paid to investment advisers from your Contract Value. If such charges were reflected, such fees and expenses would be higher.
Fee Tables; Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.20%	2.50%
	Investment options (Fund fees and expenses)[2]	0.60%	0.60%
1 As a percentage of average Contract Value.
2 As a percentage of Covered Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,625	Highest Annual Cost: $2,712
	Assumes: •Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees	Assumes: •Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees
Are there Other Charges?	Any custodian and investment advisory fees. These fees would be Contract specific.			Guaranteed Lifetime Withdrawal Benefit; The Settlement Phase; Managed Account Service and Other Financial Adviser Fees; Custodian or Trustee Service Charges and Fees

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.20%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	2.50%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.60%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.60%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average Contract Value.
Investment Options Footnotes [Text Block]	2 As a percentage of Covered Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?	The Contract does not impose any charge for early withdrawal.
Are There Transaction Charges?	The Contract does not impose any transaction charges.			Excess Withdrawals During the Accumulation Phase; Excess Withdrawals During the Withdrawal Phase
Are There Ongoing Fees and Expenses (annual charges)?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page, if any, for information about the specific fees you will pay each year. The fees and expenses don’t reflect advisory fees that are paid to investment advisers from your Contract Value. If such charges were reflected, such fees and expenses would be higher.
Fee Tables; Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.20%	2.50%
	Investment options (Fund fees and expenses)[2]	0.60%	0.60%
1 As a percentage of average Contract Value.
2 As a percentage of Covered Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,625	Highest Annual Cost: $2,712
	Assumes: •Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees	Assumes: •Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees
Are there Other Charges?	Any custodian and investment advisory fees. These fees would be Contract specific.			Guaranteed Lifetime Withdrawal Benefit; The Settlement Phase; Managed Account Service and Other Financial Adviser Fees; Custodian or Trustee Service Charges and Fees

Lowest Annual Cost [Dollars]	$ 1,625
Highest Annual Cost [Dollars]	$ 2,712
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Is This a Short-Term Investment?
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The Contract is designed as a long-term accumulation investment for retirement savings and to provide lifetime withdrawal benefits.
•Amounts withdrawn from the Contract may result in taxes and tax penalties.

Principal Risks
Are there Withdrawal Limits?
•Withdrawals that exceed the limits specified by the Guaranteed Lifetime Withdrawal Benefit may reduce the guaranteed payments you receive under the GLWB and may result in the termination of the GLWB, GAWs and the Contract.
Excess Withdrawals During the Accumulation Phase; Excess Withdrawals During the Withdrawal Phase
What Are the Risks Associated with Investment Options?
•An investment in this Contract is subject to the risk of poor investment performance of the Covered Fund(s) available under the Contract.
•The Covered Fund has its own unique risks.
•You should review the prospectus for the Covered Fund before making an investment decision.

We reserve the right to close the Contract to new investors at any time. We may also close a Covered Fund to new investors or stop accepting contributions from existing investors to any or all Covered Fund at any time.

For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.
Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Company. If the Company experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength ratings, is available upon request. You may make such request by calling 855-756-4738 or visiting www.empower.com.
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
A withdrawal from the Covered Fund that is an Excess Withdrawal may reduce the guaranteed payment that you receive under the GLWB, or could terminate the GLWB, GAWs and the Contract.
The Company reserves the right to add or remove a Covered Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Contract Value. We also reserve the right to close the Contract to new investors at any time, close the Covered Fund to new investors or stop accepting contributions from existing investors to the Covered Fund at any time.
At least one Covered Fund will always be available for investment under the Contract.
The Covered Fund – Selection of Underlying Fund

Are There any Restrictions on Optional Benefits?
Loans are permitted under the Contract, but are treated as Excess Withdrawals, that proportionally reduce your Benefit Base and could result in termination of GLWB, GAWs and the Contract. No interest is charged on loans.
If you elect to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if you are under age 59 1∕2.
Loans; Excess Withdrawals During the Accumulation Phase; Excess Withdrawals During the Withdrawal Phase
TAXES		LOCATION IN PROSPECTUS
What Are the Contract's Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through an IRA, it does not provide any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Taxation of the Contract and GLWB
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?	Your registered representative may receive compensation in the form of commissions for selling this Contract to you.	Distribution of the Contracts
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of one you already own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract. Exchanges from this Contract generally are not applicable and are not discussed in this Prospectus.
N/A

Investment Restrictions [Text Block]
A withdrawal from the Covered Fund that is an Excess Withdrawal may reduce the guaranteed payment that you receive under the GLWB, or could terminate the GLWB, GAWs and the Contract.
The Company reserves the right to add or remove a Covered Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Contract Value. We also reserve the right to close the Contract to new investors at any time, close the Covered Fund to new investors or stop accepting contributions from existing investors to the Covered Fund at any time.
At least one Covered Fund will always be available for investment under the Contract.

Key Information, Benefit Restrictions [Text Block]
Loans are permitted under the Contract, but are treated as Excess Withdrawals, that proportionally reduce your Benefit Base and could result in termination of GLWB, GAWs and the Contract. No interest is charged on loans.
If you elect to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if you are under age 59 1∕2.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through an IRA, it does not provide any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.

Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you.
Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you a new contract in place of one you already own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract. Exchanges from this Contract generally are not applicable and are not discussed in this Prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Tables
The following tables describe the fees and expenses that you, as a Contractowner, will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page, if applicable, for information about the specific fees you will pay each year based on the options you have elected.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce only your Contract Value, both your Contract Value and your Benefit Base, and/or could have tax consequences. See the Section “Managed Account Service and other Financial Adviser Fees” under “Charges and Deductions” later in this Prospectus.
The first table describes the fees and expenses that you will pay at the time you allocate Contributions, surrender or make withdrawals from the Contract or Transfer cash value from the Covered Fund. State Premium Tax may also be deducted.
GLWB Participant Transaction Expenses

Sales Load imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (as a percentage of purchase payments or amount surrendered)	None
Transfer Fee	None
The next table describes the fees that you will pay each year during the time that you are a GLWB Participant under the Contract (not including Covered Fund fees and expenses).
Annual Contract Expenses

	Current Fee	Maximum Fee
Administrative Expenses[1]	$0.00	$100.00
Base Contract Expenses (as a percentage of average GLWB Participant Account Value)[2]	1.20%	2.50%
(1)Currently, there is no annual Contract Maintenance Charge. However, we reserve the right to impose a Contract Maintenance Charge up to the maximum amount stated.
(2)Base Contract Expenses include the Variable Asset Charge and Guarantee Benefit Fee. We reserve the right to collect a Variable Asset Charge at an annual rate of no more than 1% of the average GLWB Participant Account Value, which would be deducted on a daily basis. But currently no Variable Asset Charge applies. The Guarantee Benefit Fee, which may range from a minimum of 0.70% to a maximum of 1.50% is assessed separately on each Covered Fund in which you invest after the Benefit Base is established with respect to the Covered Fund.
The next item shows the minimum and maximum total operating expenses charged by the Covered Fund as of December 31, 2025 that you may pay periodically during the time that you participate in the Contract. A complete list of the Covered Fund(s) available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Covered Fund Available Under the Contract.

Annual Covered Fund Operating Expenses	Minimum %	Maximum %
Expenses that are deducted from Covered Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.60%	0.60%
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contractowner administrative expenses, Base Contract Expenses and Covered Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are Contract specific, and that if such fees and charges were reflected the cost would be higher. Depending on the type of charge, these may reduce only your Contract Value, both your Contract Value and your GLWB Benefit Base, and/or could have tax consequences. See the Section “Managed Account Service and other Financial Adviser Fees” later in this Prospectus.
The Example assumes that you invest $100,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of the Covered Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1.If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$3,278	$9,998	$16,945	$35,362
2.If you annuitize your Contract or do not surrender your Contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$3,278	$9,998	$16,945	$35,362

The fee tables and examples should not be considered a representation of past or future expenses and charges of the Covered Fund. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.

Transaction Expenses [Table Text Block]
GLWB Participant Transaction Expenses

Sales Load imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (as a percentage of purchase payments or amount surrendered)	None
Transfer Fee	None

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Transfer Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

	Current Fee	Maximum Fee
Administrative Expenses[1]	$0.00	$100.00
Base Contract Expenses (as a percentage of average GLWB Participant Account Value)[2]	1.20%	2.50%
(1)Currently, there is no annual Contract Maintenance Charge. However, we reserve the right to impose a Contract Maintenance Charge up to the maximum amount stated.
(2)Base Contract Expenses include the Variable Asset Charge and Guarantee Benefit Fee. We reserve the right to collect a Variable Asset Charge at an annual rate of no more than 1% of the average GLWB Participant Account Value, which would be deducted on a daily basis. But currently no Variable Asset Charge applies. The Guarantee Benefit Fee, which may range from a minimum of 0.70% to a maximum of 1.50% is assessed separately on each Covered Fund in which you invest after the Benefit Base is established with respect to the Covered Fund.

Administrative Expense, Maximum [Dollars]	$ 100.00
Administrative Expense, Current [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	Currently, there is no annual Contract Maintenance Charge. However, we reserve the right to impose a Contract Maintenance Charge up to the maximum amount stated.
Base Contract Expense (of Average Account Value), Maximum [Percent]	2.50%
Base Contract Expense (of Average Account Value), Minimum [Percent]	1.20%
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses include the Variable Asset Charge and Guarantee Benefit Fee. We reserve the right to collect a Variable Asset Charge at an annual rate of no more than 1% of the average GLWB Participant Account Value, which would be deducted on a daily basis. But currently no Variable Asset Charge applies. The Guarantee Benefit Fee, which may range from a minimum of 0.70% to a maximum of 1.50% is assessed separately on each Covered Fund in which you invest after the Benefit Base is established with respect to the Covered Fund.
Annual Portfolio Company Expenses [Table Text Block]

Annual Covered Fund Operating Expenses	Minimum %	Maximum %
Expenses that are deducted from Covered Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.60%	0.60%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Covered Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.60%
Portfolio Company Expenses Maximum [Percent]	0.60%
Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$3,278	$9,998	$16,945	$35,362

Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,278
Surrender Expense, 3 Years, Maximum [Dollars]	9,998
Surrender Expense, 5 Years, Maximum [Dollars]	16,945
Surrender Expense, 10 Years, Maximum [Dollars]	$ 35,362
Annuitize Example [Table Text Block]

1 year	3 years	5 years	10 years
$3,278	$9,998	$16,945	$35,362

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,278
Annuitized Expense, 3 Years, Maximum [Dollars]	9,998
Annuitized Expense, 5 Years, Maximum [Dollars]	16,945
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 35,362
No Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$3,278	$9,998	$16,945	$35,362

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,278
No Surrender Expense, 3 Years, Maximum [Dollars]	9,998
No Surrender Expense, 5 Years, Maximum [Dollars]	16,945
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 35,362
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
Not a Short-Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Withdrawals that are Excess Withdrawals under the terms of the GLWB will reduce or terminate the amount of guaranteed payments for which you are eligible, and may terminate the Contract.
Risks Associated with Covered Fund. The value of your investment and any returns will depend on the performance of the Covered Fund. You bear the risk of any decline in your Contract Value resulting from the Covered Fund’s performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Contract are subject to the financial strength and claims paying ability of the Company. If the Company experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce the death benefit, and any other guaranteed benefits may be reduced and subject to state and federal income tax, as well as a 10% federal penalty tax if the GLWB Participant is under age 59 1∕2.
Contract Termination. Contractowner or the Company may terminate the Contract upon notice to the other party. If Empower terminates the Contract: after the Contract Termination Date: (a) no further Contributions will be made to the Contract. After the Contract Termination Date, Empower will continue to administer the Contract in accordance with the provisions of the Contract.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 591∕2 may be subject to a tax penalty.
Cyber Security and Business Continuity Risk
Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such system failures and cyber-attacks affecting us, the Covered Fund, intermediaries and other affiliated or third-party service providers may adversely affect us and your interest in the Contract. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Covered Fund, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Covered Fund invests, which may cause the fund underlying your Contract to lose value. There can be no assurance that we or the Covered Fund or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Contracts. Natural and man-made disasters, such as COVID-19, may require a significant contingent of our employees to work from remote locations. Like many businesses, insurance companies are facing challenges due to COVID-19 and its impact on economic conditions and the financial markets. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Contract-related transactions or to calculate Contract values.
The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Reservation of Rights.The insurer reserves the right to remove or substitute Covered Fund, to impose investment restrictions, and to limit additional purchase payments or transfers between options.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/Limitations
Guaranteed Lifetime Withdrawal Benefit	Provides guaranteed minimum lifetime income without regard to the performance of the Covered Fund, provided the conditions of the GLWB is satisfied.	Standard	The Guarantee Benefit Fee is calculated on an annual basis as a percentage of the Covered Fund Value. The fee may range from 0.70% to 1.50%. Currently, the fee is 1.20%
Must be invested in the Covered Fund made available under the Contract; Must pay the Guarantee Benefit Fee when due.The deduction of advisory fees are treated as Excess Withdrawals and will result in a dollar-for- dollar reduction of your Covered Fund Value. Deduction of third-party advisory fees are treated as Excess Withdrawals and will result in a dollar-for-dollar reduction of your Covered Fund Value and a proportionate reduction of your Benefit Base.

Death Benefit
If you die during the Accumulation Phase or the Withdrawal Phase, the GLWB will terminate, and the remaining Contract Value will be distributed to the beneficiary in accordance with the Code and the terms of the Contract. If you die during the Withdrawal Phase while a joint Covered Person is still living, the joint
Covered Person will continue to receive GAWs for the remainder of his or her life.
		Standard	None	The deduction of advisory fees are treated as Excess Withdrawals and will result in a dollar-for-dollar reduction of your Covered Fund Value and therefore, your death benefit.
Loan	You may take a loan on your Contract Value during the Accumulation Phase or the Withdrawal Phase if permitted by the Code.	Standard	None
•Must be permitted by the Code.
•Any amount withdrawn from Covered Fund Value to fund the loan will be treated be as an Excess Withdrawal, which will result in a proportional reduction of your Benefit Base and may reduce the Benefit Base more than the amount of the withdrawal.

The Guaranteed Lifetime Withdrawal Benefit
The GLWB provides guaranteed minimum lifetime income without regard to the performance of the Covered Fund in which the Variable Account is invested. The GLWB does not have a cash value. Provided all conditions of the GLWB are satisfied, if the Contract Value equals zero as a result of Covered Fund performance, the Guarantee Benefit Fee, certain other extra-contractual IRA fees that are not directly associated with the Contract, such as custodian fees or advisory fees, and/or Guaranteed Annual Withdrawal(s) (“GAW”), we will make annual payments to you for the rest of your life.
The guaranteed income that may be provided by the GLWB is initially based on the age and life of the Covered Person (or if there are joint Covered Persons, on the age of the younger joint Covered Person and the lives of both Covered Persons) as of the date we calculate the first Installment. A joint Covered Person must be the Spouse and the sole beneficiary of the Contractowner.
The GLWB provides two basic protections to Contractowners who purchase the GLWB as a source or potential source of lifetime retirement income or other long-term purposes. Provided that the conditions of the GLWB are satisfied, the GLWB protects the Contractowner from:
•longevity risk, which is the risk that the Contractowner will outlive the assets invested in the Covered Fund; and
•income volatility risk, which is the risk of downward fluctuations in the Contractowner’s retirement income due to changes in market performance.
Both of these risks increase as a result of poor market performance early in retirement. Point-in-time risk (which is the risk of retiring on the eve of a down market) significantly contributes to both longevity and income volatility risk.
The GLWB does not provide a guarantee that the Covered Fund or the Contract will retain a certain value or that the value of the Covered Fund or the Contract will remain steady or grow over time. Instead, it provides a guarantee, under certain specified conditions, that regardless of the performance of the Covered Fund and regardless of how long the Contractowner lives, the Contractowner will receive a guaranteed level of annual income for life. Therefore, it is important to understand that while the preservation of capital may be one of the Contractowner’s goals, the achievement of that goal is not guaranteed by the GLWB.
The GAWs are first made from your Covered Fund Value. Empower will use its own assets to pay Installments only if the Covered Fund Value is reduced to zero due to Covered Fund performance, the Guarantee Benefit Fee, certain other extra-contractual IRA fees that are not directly associated with the GLWB, such as custodian fees or advisory fees, and/or GAWs. We limit our risk under the GLWB in this regard by limiting the amount a Contractowner may withdraw each year to GAWs. A Contractowner who needs to take Excess Withdrawals may not receive the full benefit of the GLWB.
If the return on the Covered Fund Value over time is sufficient to generate gains that can sustain constant GAWs, then the GLWB would not have provided any financial gain. Conversely, if the return on the Covered Fund Value over time is not sufficient to generate gains that can sustain constant GAWs, then the GLWB would be beneficial.
You should discuss your investment strategy and risk tolerance with your financial advisor before purchasing the Contract. You should consider the payment of the Guarantee Benefit Fee relative to the benefits and features of the GLWB, your risk tolerance, and proximity to retirement.
Any payments we are required to make under the GLWB that exceed your Contract Value will depend on our long-term ability to make such payments. We will make all such guaranteed payments under the GLWB from our General Account, which is not insulated from the claims of our third-party creditors. Therefore, your receipt of payments from us is subject to our claims paying ability.
The GLWB is calculated for your Contract Value allocated to the Covered Fund.
Like all withdrawals under the Contract, a withdrawal from the Covered Fund may be treated as an Excess Withdrawal. As explained in more detail below, an Excess Withdrawal will reduce the guaranteed payments you receive with respect to the Covered Fund. Large or repeated Excess Withdrawals during periods when the Covered Fund is experiencing negative market performance may even eliminate your guaranteed payment with respect to the Covered Fund altogether and terminate the Contract.
The Guarantee Benefit Fee
In exchange for the GLWB, we charge a separate annual fee (called a Guarantee Benefit Fee), which is calculated as a specified percentage of the Covered Fund Value (up to $5 million) at the time the Guarantee Benefit Fee is calculated. The fee is deducted from your Contract Value by redeeming Accumulation Units in the Variable Accounts. The guaranteed maximum or minimum Guarantee Benefit Fees we can charge are:
•The maximum Guarantee Benefit Fee, as a percentage of a Contractowner’s Covered Fund Value, on an annual basis, is 1.50%;
•The minimum Guarantee Benefit Fee, as a percentage of a Contractowner’s Covered Fund Value, on an annual basis, is 0.70%;
•The current Guarantee Benefit Fee, as a percentage of a Contractowner’s Covered Fund Value, on an annual basis, is 1.20%.
You will pay the Guarantee Benefit Fee for Covered Fund after the GLWB begins to accrue with respect to the Covered Fund. For the Empower SecureFoundation® Balanced Fund (the “Balanced Fund”), we begin to charge the Guarantee Benefit Fee on your Election Date (when you allocate Contract Value to the Variable Account that invests in the fund).
We may change the current Guarantee Benefit Fee at any time within the minimum and maximum range described above upon thirty (30) days prior written notice. We determine the Guarantee Benefit Fee based on observations of a number of experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality, and lapse rates. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only, we reserve the right to change the Guarantee Benefit Fee at our discretion, whether or not these experience factors change (although we will never increase the fee above the maximum or decrease the fee below the minimum). We do not need any particular event to occur before we may change the Guarantee Benefit Fee. Because the Covered Fund is offered by an affiliated company, we may benefit indirectly from the charges imposed by the Covered Fund.
How the GLWB Works
The GLWB has three phases: an “Accumulation Phase,” a “Withdrawal Phase,” and a “Settlement Phase.”
The Accumulation Phase: The Accumulation Phase starts when you make an initial Contribution to a Covered Fund and the GLWB begins to accrue. During the Accumulation Phase, you may make additional Contributions, which establishes the Benefit Base (this is the sum of all Contributions minus any withdrawals and any adjustments made on the “Ratchet Date” as described later in this Prospectus), and take withdrawals (although such withdrawals will be considered Excess Withdrawals, which will reduce the amount of the Benefit Base and could terminate the GAWs and the Contract). You are responsible for managing withdrawals during the Accumulation Phase.
The Withdrawal Phase: After the Contractowner (or if there are joint Covered Persons, the younger joint Covered Person) has turned age 55, then the Contractowner may enter the Withdrawal Phase and begin to take GAWs (which are annual withdrawals that do not exceed a specified amount) without reducing the Benefit Base. GAWs before age 59 1∕2 may result in certain tax penalties.
Settlement Phase: If the Covered Fund Value falls to zero as a result of Covered Fund performance, the Guarantee Benefit Fee, certain other extra-contractual IRA fees that are not directly associated with the GLWB or Contract, such as custodian fees or advisory fees, and/or GAWs, the Settlement Phase will begin. During the Settlement Phase, we make Installments at the GAW for the life of the Contractowner (and the surviving Covered Person, if any). However, the Settlement Phase may never occur, depending on how long the Contractowner (and the surviving Covered Person, if any) lives and the performance of the Covered Fund(s) in which the Contractowner invests. You may not make additional Contributions after the Settlement Phase begins.
Cancellation of the GLWB
The GLWB is cancelled when the Covered Fund Value and Benefit Base are reduced to zero before the Settlement Phase as a result of one or more Excess Withdrawals. If the GLWB is cancelled, the Benefit Base, GAW, and any other benefit under the GLWB shall terminate.
Numerical Example Where GLWB Is NOT Cancelled:
Attained Age: 67
Current Benefit Base = $100,000
Current Covered Fund Value = $55,000
Current GAW%: 5%
Current GAW Installment amount = $5,000
Covered Fund Value after GAW payment = $55,000 - $5,000 = $50,000
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Excess Withdrawal amount: $49,500
Covered Fund Value after Excess Withdrawal = $50,000 - $49,500 = $500
Covered Fund Value adjustment = $500/$50,000 = 0.01
Adjusted Benefit Base = $100,000 x 0.01 = $1,000
New GAW Installment amount = $1,000 * 5% = $50
Numerical Example Where GLWB Is Cancelled:
Attained Age: 67
Current Benefit Base = $100,000
Current Covered Fund Value = $55,000
Current GAW%: 5%
Current GAW Installment amount = $5,000
Covered Fund Value after GAW payment = $55,000 - $5,000 = $50,000
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Excess Withdrawal amount: $50,000
Covered Fund Value after Excess Withdrawal = $50,000 - $50,000 = $0
Covered Fund Value adjustment = $0/$50,000 = 0
Adjusted Benefit Base = $100,000 x 0 = $0
So, as the Benefit Base is depleted, the GLWB is cancelled.
Termination of the GLWB
The GLWB will automatically terminate as provided in the Contract for reasons including, but not limited to, those set forth below:
•on the Annuity Commencement Date;
•upon death of the single Covered Person if there is no surviving Covered Person or, if there are joint Covered Persons, the death of the second to die if the second Covered Person continues the Contract;
•subject to any applicable grace period, if Empower does not receive the Guarantee Benefit Fee on the date the fee is due;
•if a Covered Fund is discontinued or otherwise removed and the Contractowner after receiving notice does not agree to Transfer such Covered Fund Value to a comparable Covered Fund currently made available by Empower within 60 days; and
•if the Owner terminates the Contract and the Covered Person is not in the Settlement Phase.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits under the Contract

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/Limitations
Guaranteed Lifetime Withdrawal Benefit	Provides guaranteed minimum lifetime income without regard to the performance of the Covered Fund, provided the conditions of the GLWB is satisfied.	Standard	The Guarantee Benefit Fee is calculated on an annual basis as a percentage of the Covered Fund Value. The fee may range from 0.70% to 1.50%. Currently, the fee is 1.20%
Must be invested in the Covered Fund made available under the Contract; Must pay the Guarantee Benefit Fee when due.The deduction of advisory fees are treated as Excess Withdrawals and will result in a dollar-for- dollar reduction of your Covered Fund Value. Deduction of third-party advisory fees are treated as Excess Withdrawals and will result in a dollar-for-dollar reduction of your Covered Fund Value and a proportionate reduction of your Benefit Base.

Death Benefit
If you die during the Accumulation Phase or the Withdrawal Phase, the GLWB will terminate, and the remaining Contract Value will be distributed to the beneficiary in accordance with the Code and the terms of the Contract. If you die during the Withdrawal Phase while a joint Covered Person is still living, the joint
Covered Person will continue to receive GAWs for the remainder of his or her life.
		Standard	None	The deduction of advisory fees are treated as Excess Withdrawals and will result in a dollar-for-dollar reduction of your Covered Fund Value and therefore, your death benefit.
Loan	You may take a loan on your Contract Value during the Accumulation Phase or the Withdrawal Phase if permitted by the Code.	Standard	None
•Must be permitted by the Code.
•Any amount withdrawn from Covered Fund Value to fund the loan will be treated be as an Excess Withdrawal, which will result in a proportional reduction of your Benefit Base and may reduce the Benefit Base more than the amount of the withdrawal.

Benefits Description [Table Text Block]
The Guaranteed Lifetime Withdrawal Benefit
The GLWB provides guaranteed minimum lifetime income without regard to the performance of the Covered Fund in which the Variable Account is invested. The GLWB does not have a cash value. Provided all conditions of the GLWB are satisfied, if the Contract Value equals zero as a result of Covered Fund performance, the Guarantee Benefit Fee, certain other extra-contractual IRA fees that are not directly associated with the Contract, such as custodian fees or advisory fees, and/or Guaranteed Annual Withdrawal(s) (“GAW”), we will make annual payments to you for the rest of your life.
The guaranteed income that may be provided by the GLWB is initially based on the age and life of the Covered Person (or if there are joint Covered Persons, on the age of the younger joint Covered Person and the lives of both Covered Persons) as of the date we calculate the first Installment. A joint Covered Person must be the Spouse and the sole beneficiary of the Contractowner.
The GLWB provides two basic protections to Contractowners who purchase the GLWB as a source or potential source of lifetime retirement income or other long-term purposes. Provided that the conditions of the GLWB are satisfied, the GLWB protects the Contractowner from:
•longevity risk, which is the risk that the Contractowner will outlive the assets invested in the Covered Fund; and
•income volatility risk, which is the risk of downward fluctuations in the Contractowner’s retirement income due to changes in market performance.
Both of these risks increase as a result of poor market performance early in retirement. Point-in-time risk (which is the risk of retiring on the eve of a down market) significantly contributes to both longevity and income volatility risk.
The GLWB does not provide a guarantee that the Covered Fund or the Contract will retain a certain value or that the value of the Covered Fund or the Contract will remain steady or grow over time. Instead, it provides a guarantee, under certain specified conditions, that regardless of the performance of the Covered Fund and regardless of how long the Contractowner lives, the Contractowner will receive a guaranteed level of annual income for life. Therefore, it is important to understand that while the preservation of capital may be one of the Contractowner’s goals, the achievement of that goal is not guaranteed by the GLWB.
The GAWs are first made from your Covered Fund Value. Empower will use its own assets to pay Installments only if the Covered Fund Value is reduced to zero due to Covered Fund performance, the Guarantee Benefit Fee, certain other extra-contractual IRA fees that are not directly associated with the GLWB, such as custodian fees or advisory fees, and/or GAWs. We limit our risk under the GLWB in this regard by limiting the amount a Contractowner may withdraw each year to GAWs. A Contractowner who needs to take Excess Withdrawals may not receive the full benefit of the GLWB.
If the return on the Covered Fund Value over time is sufficient to generate gains that can sustain constant GAWs, then the GLWB would not have provided any financial gain. Conversely, if the return on the Covered Fund Value over time is not sufficient to generate gains that can sustain constant GAWs, then the GLWB would be beneficial.
You should discuss your investment strategy and risk tolerance with your financial advisor before purchasing the Contract. You should consider the payment of the Guarantee Benefit Fee relative to the benefits and features of the GLWB, your risk tolerance, and proximity to retirement.
Any payments we are required to make under the GLWB that exceed your Contract Value will depend on our long-term ability to make such payments. We will make all such guaranteed payments under the GLWB from our General Account, which is not insulated from the claims of our third-party creditors. Therefore, your receipt of payments from us is subject to our claims paying ability.
The GLWB is calculated for your Contract Value allocated to the Covered Fund.
Like all withdrawals under the Contract, a withdrawal from the Covered Fund may be treated as an Excess Withdrawal. As explained in more detail below, an Excess Withdrawal will reduce the guaranteed payments you receive with respect to the Covered Fund. Large or repeated Excess Withdrawals during periods when the Covered Fund is experiencing negative market performance may even eliminate your guaranteed payment with respect to the Covered Fund altogether and terminate the Contract.
The Guarantee Benefit Fee
In exchange for the GLWB, we charge a separate annual fee (called a Guarantee Benefit Fee), which is calculated as a specified percentage of the Covered Fund Value (up to $5 million) at the time the Guarantee Benefit Fee is calculated. The fee is deducted from your Contract Value by redeeming Accumulation Units in the Variable Accounts. The guaranteed maximum or minimum Guarantee Benefit Fees we can charge are:
•The maximum Guarantee Benefit Fee, as a percentage of a Contractowner’s Covered Fund Value, on an annual basis, is 1.50%;
•The minimum Guarantee Benefit Fee, as a percentage of a Contractowner’s Covered Fund Value, on an annual basis, is 0.70%;
•The current Guarantee Benefit Fee, as a percentage of a Contractowner’s Covered Fund Value, on an annual basis, is 1.20%.
You will pay the Guarantee Benefit Fee for Covered Fund after the GLWB begins to accrue with respect to the Covered Fund. For the Empower SecureFoundation® Balanced Fund (the “Balanced Fund”), we begin to charge the Guarantee Benefit Fee on your Election Date (when you allocate Contract Value to the Variable Account that invests in the fund).
We may change the current Guarantee Benefit Fee at any time within the minimum and maximum range described above upon thirty (30) days prior written notice. We determine the Guarantee Benefit Fee based on observations of a number of experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality, and lapse rates. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only, we reserve the right to change the Guarantee Benefit Fee at our discretion, whether or not these experience factors change (although we will never increase the fee above the maximum or decrease the fee below the minimum). We do not need any particular event to occur before we may change the Guarantee Benefit Fee. Because the Covered Fund is offered by an affiliated company, we may benefit indirectly from the charges imposed by the Covered Fund.
How the GLWB Works
The GLWB has three phases: an “Accumulation Phase,” a “Withdrawal Phase,” and a “Settlement Phase.”
The Accumulation Phase: The Accumulation Phase starts when you make an initial Contribution to a Covered Fund and the GLWB begins to accrue. During the Accumulation Phase, you may make additional Contributions, which establishes the Benefit Base (this is the sum of all Contributions minus any withdrawals and any adjustments made on the “Ratchet Date” as described later in this Prospectus), and take withdrawals (although such withdrawals will be considered Excess Withdrawals, which will reduce the amount of the Benefit Base and could terminate the GAWs and the Contract). You are responsible for managing withdrawals during the Accumulation Phase.
The Withdrawal Phase: After the Contractowner (or if there are joint Covered Persons, the younger joint Covered Person) has turned age 55, then the Contractowner may enter the Withdrawal Phase and begin to take GAWs (which are annual withdrawals that do not exceed a specified amount) without reducing the Benefit Base. GAWs before age 59 1∕2 may result in certain tax penalties.
Settlement Phase: If the Covered Fund Value falls to zero as a result of Covered Fund performance, the Guarantee Benefit Fee, certain other extra-contractual IRA fees that are not directly associated with the GLWB or Contract, such as custodian fees or advisory fees, and/or GAWs, the Settlement Phase will begin. During the Settlement Phase, we make Installments at the GAW for the life of the Contractowner (and the surviving Covered Person, if any). However, the Settlement Phase may never occur, depending on how long the Contractowner (and the surviving Covered Person, if any) lives and the performance of the Covered Fund(s) in which the Contractowner invests. You may not make additional Contributions after the Settlement Phase begins.
Cancellation of the GLWB
The GLWB is cancelled when the Covered Fund Value and Benefit Base are reduced to zero before the Settlement Phase as a result of one or more Excess Withdrawals. If the GLWB is cancelled, the Benefit Base, GAW, and any other benefit under the GLWB shall terminate.
Numerical Example Where GLWB Is NOT Cancelled:
Attained Age: 67
Current Benefit Base = $100,000
Current Covered Fund Value = $55,000
Current GAW%: 5%
Current GAW Installment amount = $5,000
Covered Fund Value after GAW payment = $55,000 - $5,000 = $50,000
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Excess Withdrawal amount: $49,500
Covered Fund Value after Excess Withdrawal = $50,000 - $49,500 = $500
Covered Fund Value adjustment = $500/$50,000 = 0.01
Adjusted Benefit Base = $100,000 x 0.01 = $1,000
New GAW Installment amount = $1,000 * 5% = $50
Numerical Example Where GLWB Is Cancelled:
Attained Age: 67
Current Benefit Base = $100,000
Current Covered Fund Value = $55,000
Current GAW%: 5%
Current GAW Installment amount = $5,000
Covered Fund Value after GAW payment = $55,000 - $5,000 = $50,000
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Excess Withdrawal amount: $50,000
Covered Fund Value after Excess Withdrawal = $50,000 - $50,000 = $0
Covered Fund Value adjustment = $0/$50,000 = 0
Adjusted Benefit Base = $100,000 x 0 = $0
So, as the Benefit Base is depleted, the GLWB is cancelled.
Termination of the GLWB
The GLWB will automatically terminate as provided in the Contract for reasons including, but not limited to, those set forth below:
•on the Annuity Commencement Date;
•upon death of the single Covered Person if there is no surviving Covered Person or, if there are joint Covered Persons, the death of the second to die if the second Covered Person continues the Contract;
•subject to any applicable grace period, if Empower does not receive the Guarantee Benefit Fee on the date the fee is due;
•if a Covered Fund is discontinued or otherwise removed and the Contractowner after receiving notice does not agree to Transfer such Covered Fund Value to a comparable Covered Fund currently made available by Empower within 60 days; and
•if the Owner terminates the Contract and the Covered Person is not in the Settlement Phase.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A – Covered Fund Available Under the Contract
The following is a list of the Covered Fund(s) currently available under the Contract. More information about the available Covered Fund is available in the prospectus for the Covered Fund, which may be amended from time to time and can be found online at www.empower.com/investments/empower-funds/fund-documents. You can also request this information at no cost by calling (855) 756-4738.
The current expenses and performance information below reflect fees and expenses of the Covered Fund(s), but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Covered Fund is not necessarily an indication of future performance.

COVERED FUND TYPE	COVERED FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Balanced	Empower SecureFoundation® Balanced Fund - Investor Class*	0.58%	12.93%	5.61%	7.44%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of the Covered Fund(s) currently available under the Contract. More information about the available Covered Fund is available in the prospectus for the Covered Fund, which may be amended from time to time and can be found online at www.empower.com/investments/empower-funds/fund-documents. You can also request this information at no cost by calling (855) 756-4738.
The current expenses and performance information below reflect fees and expenses of the Covered Fund(s), but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Covered Fund is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

COVERED FUND TYPE	COVERED FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Balanced	Empower SecureFoundation® Balanced Fund - Investor Class*	0.58%	12.93%	5.61%	7.44%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

C000158014 [Member] | C000080898 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Name [Text Block]	Empower SecureFoundation® Balanced Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	12.93%
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	7.44%
C000158014 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]
If you die during the Accumulation Phase or the Withdrawal Phase, the GLWB will terminate, and the remaining Contract Value will be distributed to the beneficiary in accordance with the Code and the terms of the Contract. If you die during the Withdrawal Phase while a joint Covered Person is still living, the joint
Covered Person will continue to receive GAWs for the remainder of his or her life.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	The deduction of advisory fees are treated as Excess Withdrawals and will result in a dollar-for-dollar reduction of your Covered Fund Value and therefore, your death benefit.
Name of Benefit [Text Block]	Death Benefit
C000158014 [Member] | Guaranteed Lifetime Withdrawal Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit
Purpose of Benefit [Text Block]	Provides guaranteed minimum lifetime income without regard to the performance of the Covered Fund, provided the conditions of the GLWB is satisfied.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Standard Benefit Expense (of Other Amount), Current [Percent]	1.20%
Brief Restrictions / Limitations [Text Block]
Must be invested in the Covered Fund made available under the Contract; Must pay the Guarantee Benefit Fee when due.The deduction of advisory fees are treated as Excess Withdrawals and will result in a dollar-for- dollar reduction of your Covered Fund Value. Deduction of third-party advisory fees are treated as Excess Withdrawals and will result in a dollar-for-dollar reduction of your Covered Fund Value and a proportionate reduction of your Benefit Base.

Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit
Operation of Benefit [Text Block]
The Guaranteed Lifetime Withdrawal Benefit
The GLWB provides guaranteed minimum lifetime income without regard to the performance of the Covered Fund in which the Variable Account is invested. The GLWB does not have a cash value. Provided all conditions of the GLWB are satisfied, if the Contract Value equals zero as a result of Covered Fund performance, the Guarantee Benefit Fee, certain other extra-contractual IRA fees that are not directly associated with the Contract, such as custodian fees or advisory fees, and/or Guaranteed Annual Withdrawal(s) (“GAW”), we will make annual payments to you for the rest of your life.
The guaranteed income that may be provided by the GLWB is initially based on the age and life of the Covered Person (or if there are joint Covered Persons, on the age of the younger joint Covered Person and the lives of both Covered Persons) as of the date we calculate the first Installment. A joint Covered Person must be the Spouse and the sole beneficiary of the Contractowner.
The GLWB provides two basic protections to Contractowners who purchase the GLWB as a source or potential source of lifetime retirement income or other long-term purposes. Provided that the conditions of the GLWB are satisfied, the GLWB protects the Contractowner from:
•longevity risk, which is the risk that the Contractowner will outlive the assets invested in the Covered Fund; and
•income volatility risk, which is the risk of downward fluctuations in the Contractowner’s retirement income due to changes in market performance.
Both of these risks increase as a result of poor market performance early in retirement. Point-in-time risk (which is the risk of retiring on the eve of a down market) significantly contributes to both longevity and income volatility risk.
The GLWB does not provide a guarantee that the Covered Fund or the Contract will retain a certain value or that the value of the Covered Fund or the Contract will remain steady or grow over time. Instead, it provides a guarantee, under certain specified conditions, that regardless of the performance of the Covered Fund and regardless of how long the Contractowner lives, the Contractowner will receive a guaranteed level of annual income for life. Therefore, it is important to understand that while the preservation of capital may be one of the Contractowner’s goals, the achievement of that goal is not guaranteed by the GLWB.
The GAWs are first made from your Covered Fund Value. Empower will use its own assets to pay Installments only if the Covered Fund Value is reduced to zero due to Covered Fund performance, the Guarantee Benefit Fee, certain other extra-contractual IRA fees that are not directly associated with the GLWB, such as custodian fees or advisory fees, and/or GAWs. We limit our risk under the GLWB in this regard by limiting the amount a Contractowner may withdraw each year to GAWs. A Contractowner who needs to take Excess Withdrawals may not receive the full benefit of the GLWB.
If the return on the Covered Fund Value over time is sufficient to generate gains that can sustain constant GAWs, then the GLWB would not have provided any financial gain. Conversely, if the return on the Covered Fund Value over time is not sufficient to generate gains that can sustain constant GAWs, then the GLWB would be beneficial.
You should discuss your investment strategy and risk tolerance with your financial advisor before purchasing the Contract. You should consider the payment of the Guarantee Benefit Fee relative to the benefits and features of the GLWB, your risk tolerance, and proximity to retirement.
Any payments we are required to make under the GLWB that exceed your Contract Value will depend on our long-term ability to make such payments. We will make all such guaranteed payments under the GLWB from our General Account, which is not insulated from the claims of our third-party creditors. Therefore, your receipt of payments from us is subject to our claims paying ability.
The GLWB is calculated for your Contract Value allocated to the Covered Fund.
Like all withdrawals under the Contract, a withdrawal from the Covered Fund may be treated as an Excess Withdrawal. As explained in more detail below, an Excess Withdrawal will reduce the guaranteed payments you receive with respect to the Covered Fund. Large or repeated Excess Withdrawals during periods when the Covered Fund is experiencing negative market performance may even eliminate your guaranteed payment with respect to the Covered Fund altogether and terminate the Contract.
How the GLWB Works
The GLWB has three phases: an “Accumulation Phase,” a “Withdrawal Phase,” and a “Settlement Phase.”
The Accumulation Phase: The Accumulation Phase starts when you make an initial Contribution to a Covered Fund and the GLWB begins to accrue. During the Accumulation Phase, you may make additional Contributions, which establishes the Benefit Base (this is the sum of all Contributions minus any withdrawals and any adjustments made on the “Ratchet Date” as described later in this Prospectus), and take withdrawals (although such withdrawals will be considered Excess Withdrawals, which will reduce the amount of the Benefit Base and could terminate the GAWs and the Contract). You are responsible for managing withdrawals during the Accumulation Phase.
The Withdrawal Phase: After the Contractowner (or if there are joint Covered Persons, the younger joint Covered Person) has turned age 55, then the Contractowner may enter the Withdrawal Phase and begin to take GAWs (which are annual withdrawals that do not exceed a specified amount) without reducing the Benefit Base. GAWs before age 59 1∕2 may result in certain tax penalties.
Settlement Phase: If the Covered Fund Value falls to zero as a result of Covered Fund performance, the Guarantee Benefit Fee, certain other extra-contractual IRA fees that are not directly associated with the GLWB or Contract, such as custodian fees or advisory fees, and/or GAWs, the Settlement Phase will begin. During the Settlement Phase, we make Installments at the GAW for the life of the Contractowner (and the surviving Covered Person, if any). However, the Settlement Phase may never occur, depending on how long the Contractowner (and the surviving Covered Person, if any) lives and the performance of the Covered Fund(s) in which the Contractowner invests. You may not make additional Contributions after the Settlement Phase begins.
Cancellation of the GLWB
The GLWB is cancelled when the Covered Fund Value and Benefit Base are reduced to zero before the Settlement Phase as a result of one or more Excess Withdrawals. If the GLWB is cancelled, the Benefit Base, GAW, and any other benefit under the GLWB shall terminate.
Numerical Example Where GLWB Is NOT Cancelled:
Attained Age: 67
Current Benefit Base = $100,000
Current Covered Fund Value = $55,000
Current GAW%: 5%
Current GAW Installment amount = $5,000
Covered Fund Value after GAW payment = $55,000 - $5,000 = $50,000
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Excess Withdrawal amount: $49,500
Covered Fund Value after Excess Withdrawal = $50,000 - $49,500 = $500
Covered Fund Value adjustment = $500/$50,000 = 0.01
Adjusted Benefit Base = $100,000 x 0.01 = $1,000
New GAW Installment amount = $1,000 * 5% = $50
Numerical Example Where GLWB Is Cancelled:
Attained Age: 67
Current Benefit Base = $100,000
Current Covered Fund Value = $55,000
Current GAW%: 5%
Current GAW Installment amount = $5,000
Covered Fund Value after GAW payment = $55,000 - $5,000 = $50,000
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Excess Withdrawal amount: $50,000
Covered Fund Value after Excess Withdrawal = $50,000 - $50,000 = $0
Covered Fund Value adjustment = $0/$50,000 = 0
Adjusted Benefit Base = $100,000 x 0 = $0
So, as the Benefit Base is depleted, the GLWB is cancelled.
Termination of the GLWB
The GLWB will automatically terminate as provided in the Contract for reasons including, but not limited to, those set forth below:
•on the Annuity Commencement Date;
•upon death of the single Covered Person if there is no surviving Covered Person or, if there are joint Covered Persons, the death of the second to die if the second Covered Person continues the Contract;
•subject to any applicable grace period, if Empower does not receive the Guarantee Benefit Fee on the date the fee is due;
•if a Covered Fund is discontinued or otherwise removed and the Contractowner after receiving notice does not agree to Transfer such Covered Fund Value to a comparable Covered Fund currently made available by Empower within 60 days; and
•if the Owner terminates the Contract and the Covered Person is not in the Settlement Phase.

Fees and Costs of Benefit [Text Block]
The Guarantee Benefit Fee
In exchange for the GLWB, we charge a separate annual fee (called a Guarantee Benefit Fee), which is calculated as a specified percentage of the Covered Fund Value (up to $5 million) at the time the Guarantee Benefit Fee is calculated. The fee is deducted from your Contract Value by redeeming Accumulation Units in the Variable Accounts. The guaranteed maximum or minimum Guarantee Benefit Fees we can charge are:
•The maximum Guarantee Benefit Fee, as a percentage of a Contractowner’s Covered Fund Value, on an annual basis, is 1.50%;
•The minimum Guarantee Benefit Fee, as a percentage of a Contractowner’s Covered Fund Value, on an annual basis, is 0.70%;
•The current Guarantee Benefit Fee, as a percentage of a Contractowner’s Covered Fund Value, on an annual basis, is 1.20%.
You will pay the Guarantee Benefit Fee for Covered Fund after the GLWB begins to accrue with respect to the Covered Fund. For the Empower SecureFoundation® Balanced Fund (the “Balanced Fund”), we begin to charge the Guarantee Benefit Fee on your Election Date (when you allocate Contract Value to the Variable Account that invests in the fund).
We may change the current Guarantee Benefit Fee at any time within the minimum and maximum range described above upon thirty (30) days prior written notice. We determine the Guarantee Benefit Fee based on observations of a number of experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality, and lapse rates. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only, we reserve the right to change the Guarantee Benefit Fee at our discretion, whether or not these experience factors change (although we will never increase the fee above the maximum or decrease the fee below the minimum). We do not need any particular event to occur before we may change the Guarantee Benefit Fee. Because the Covered Fund is offered by an affiliated company, we may benefit indirectly from the charges imposed by the Covered Fund.

C000158014 [Member] | Loan [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Loan
Purpose of Benefit [Text Block]	You may take a loan on your Contract Value during the Accumulation Phase or the Withdrawal Phase if permitted by the Code.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Must be permitted by the Code.
•Any amount withdrawn from Covered Fund Value to fund the loan will be treated be as an Excess Withdrawal, which will result in a proportional reduction of your Benefit Base and may reduce the Benefit Base more than the amount of the withdrawal.

Name of Benefit [Text Block]	Loan
C000158014 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
C000158014 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The Contract is designed as a long-term accumulation investment for retirement savings and to provide lifetime withdrawal benefits.
•Amounts withdrawn from the Contract may result in taxes and tax penalties.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a Short-Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Withdrawals that are Excess Withdrawals under the terms of the GLWB will reduce or terminate the amount of guaranteed payments for which you are eligible, and may terminate the Contract.

C000158014 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance of the Covered Fund(s) available under the Contract.
•The Covered Fund has its own unique risks.
•You should review the prospectus for the Covered Fund before making an investment decision.

We reserve the right to close the Contract to new investors at any time. We may also close a Covered Fund to new investors or stop accepting contributions from existing investors to any or all Covered Fund at any time.

For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.

C000158014 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Company. If the Company experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength ratings, is available upon request. You may make such request by calling 855-756-4738 or visiting www.empower.com.

C000158014 [Member] | Excess Withdrawals Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•Withdrawals that exceed the limits specified by the Guaranteed Lifetime Withdrawal Benefit may reduce the guaranteed payments you receive under the GLWB and may result in the termination of the GLWB, GAWs and the Contract.

C000158014 [Member] | Covered Fund Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Covered Fund. The value of your investment and any returns will depend on the performance of the Covered Fund. You bear the risk of any decline in your Contract Value resulting from the Covered Fund’s performance.

C000158014 [Member] | Company’s Claims Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Company’s Claims Paying Ability. Guarantees and benefits provided by the Contract are subject to the financial strength and claims paying ability of the Company. If the Company experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.

C000158014 [Member] | Deduction Of Third-Party Advisory Fees Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce the death benefit, and any other guaranteed benefits may be reduced and subject to state and federal income tax, as well as a 10% federal penalty tax if the GLWB Participant is under age 59 1∕2.

C000158014 [Member] | Contract Termination Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Termination. Contractowner or the Company may terminate the Contract upon notice to the other party. If Empower terminates the Contract: after the Contract Termination Date: (a) no further Contributions will be made to the Contract. After the Contract Termination Date, Empower will continue to administer the Contract in accordance with the provisions of the Contract.

C000158014 [Member] | Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 591∕2 may be subject to a tax penalty.
C000158014 [Member] | Cybersecurity And Business Continuity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber Security and Business Continuity Risk
Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such system failures and cyber-attacks affecting us, the Covered Fund, intermediaries and other affiliated or third-party service providers may adversely affect us and your interest in the Contract. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Covered Fund, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Covered Fund invests, which may cause the fund underlying your Contract to lose value. There can be no assurance that we or the Covered Fund or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Contracts. Natural and man-made disasters, such as COVID-19, may require a significant contingent of our employees to work from remote locations. Like many businesses, insurance companies are facing challenges due to COVID-19 and its impact on economic conditions and the financial markets. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Contract-related transactions or to calculate Contract values.
The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.

C000158014 [Member] | Reservation Of Rights Risk Member [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Reservation of Rights.The insurer reserves the right to remove or substitute Covered Fund, to impose investment restrictions, and to limit additional purchase payments or transfers between options.